SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	December 31, 2023	December 31, 2022
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	December 31, 2023	December 31, 2022
	Number	Number
	of shares	of shares
Issued:	3,251,917	805,785
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	805,785	597,610
Issuance of new shares for equity financing	1,062,472	166,667
Note conversion into shares	70,867	—
Equity compensation	1,312,793	41,508
At December 31	3,251,917	805,785

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2022	186,841	$35.0	4.14
Exercisable at January 1, 2022	186,841	$35.0	4.14
Granted	183,333	8.1	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2022	370,174	21.7	4.02
Exercisable at December 31, 2022	370,174	21.7	4.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	7,219	38.1	—
Outstanding at December 31, 2023	362,955	$21.32	2.24
Exercisable at December 31, 2023	362,955	$21.32	2.24